Loans and advances to customers - Schedule of Retail Credit Cards (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	£ 4,903
Exchange and other adjustments	53	£ (85)	[1]	£ 39
Ending balance allowance for expected credit losses	4,084	4,903
Loans and advances to customers	449,745	454,899	[2]	448,567	[2]
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	0	0
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	0	0
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	0	0
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	666	442
Exchange and other adjustments	(16)	(10)
Impact of transfers between stages	125	232
Other changes in credit quality	322	297
Additions and repayments	(9)	27
(Credit) charge to the income statement	438	556
Advances written off	(449)	(413)
Recoveries of advances written off in previous years	60	91
Ending balance allowance for expected credit losses	699	666		442
Charge/(credit) for methodology and model changes in financial assets	(18)	33
Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	0	0
Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	125	232
Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	855
Ending balance allowance for expected credit losses	1,091	855
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	120	96
Exchange and other adjustments	0	4
Impact of transfers between stages	47	3
Other changes in credit quality	15	18
Additions and repayments	(14)	(1)
(Credit) charge to the income statement	48	(20)
Ending balance allowance for expected credit losses	168	120		96
Stage 1 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	142	48
Stage 1 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(11)	(16)
Stage 1 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(4)	(3)
Stage 1 £m | Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(80)	(26)
Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	1,995
Ending balance allowance for expected credit losses	1,629	1,995
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	433	218
Exchange and other adjustments	0	2
Impact of transfers between stages	(57)	131
Other changes in credit quality	9	49
Additions and repayments	16	33
(Credit) charge to the income statement	(32)	(213)
Ending balance allowance for expected credit losses	401	433		218
Stage 2 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(141)	(47)
Stage 2 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	28	36
Stage 2 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(69)	(43)
Stage 2 £m | Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	125	185
Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	1,800
Ending balance allowance for expected credit losses	1,151	1,800
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance allowance for expected credit losses	113	128
Exchange and other adjustments	(16)	(16)
Impact of transfers between stages	135	98
Other changes in credit quality	298	230
Additions and repayments	(11)	(5)
(Credit) charge to the income statement	422	323
Advances written off	(449)	(413)
Recoveries of advances written off in previous years	60	91
Ending balance allowance for expected credit losses	130	113		128
Stage 3 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(1)	(1)
Stage 3 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	(17)	(20)
Stage 3 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	73	46
Stage 3 £m | Retail – credit cards | Impact of transfers between stages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Impact of transfers between stages	80	73
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Charge/(credit) for methodology and model changes in financial assets	2	3
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Charge/(credit) for methodology and model changes in financial assets	(20)	27
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Charge/(credit) for methodology and model changes in financial assets	0	3
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	14,992	14,287
Beginning balance allowance for expected credit losses	666
Exchange and other adjustments	0	(15)
Additions and repayments	1,214	1,042
Advances written off	(449)	(413)
Recoveries of advances written off in previous years	60	91
Ending balance retail credit cards gross carrying amount	15,817	14,992		14,287
Ending balance allowance for expected credit losses	699	666
Loans and advances to customers	£ 15,118	£ 14,326
Drawn ECL coverage (%)	4.40%
Retail – credit cards | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		4.40%
Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	£ 11,416	£ 11,918
Beginning balance allowance for expected credit losses	120
Exchange and other adjustments	0	(13)
Impact of transfers between stages	395	(934)
Additions and repayments	814	445
Ending balance retail credit cards gross carrying amount	12,625	11,416		11,918
Ending balance allowance for expected credit losses	168	120
Loans and advances to customers	£ 12,457	11,296
Drawn ECL coverage (%)	1.30%
Retail – credit cards | Stage 1 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	£ 1,311	569
Retail – credit cards | Stage 1 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	(744)	(1,319)
Retail – credit cards | Stage 1 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	(172)	£ (184)
Retail – credit cards | Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		1.10%
Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	3,287	£ 2,077
Beginning balance allowance for expected credit losses	433
Exchange and other adjustments	0	(2)
Impact of transfers between stages	(792)	601
Additions and repayments	413	611
Ending balance retail credit cards gross carrying amount	2,908	3,287		2,077
Ending balance allowance for expected credit losses	401	433
Loans and advances to customers	£ 2,507	2,854
Drawn ECL coverage (%)	13.80%
Retail – credit cards | Stage 2 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	£ (1,308)	(566)
Retail – credit cards | Stage 2 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	782	1,358
Retail – credit cards | Stage 2 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	(266)	£ (191)
Retail – credit cards | Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		13.20%
Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Beginning balance retail credit cards gross carrying amount	289	£ 292
Beginning balance allowance for expected credit losses	113
Exchange and other adjustments	0	0
Impact of transfers between stages	397	333
Additions and repayments	(13)	(14)
Advances written off	(449)	(413)
Recoveries of advances written off in previous years	60	91
Ending balance retail credit cards gross carrying amount	284	289		£ 292
Ending balance allowance for expected credit losses	130	113
Loans and advances to customers	£ 154	176
Drawn ECL coverage (%)	45.80%
Retail – credit cards | Stage 3 £m | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 1	£ (3)	(3)
Retail – credit cards | Stage 3 £m | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 2	(38)	(39)
Retail – credit cards | Stage 3 £m | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Transfers to Stage 3	£ 438	£ 375
Retail – credit cards | Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Credit Cards [Line Items]
Drawn ECL coverage (%)		39.10%

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.